KATTEN MUCHIN ROSENMAN LLP

575 Madison Avenue

New York, New York 10022

April 21, 2008

United States Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equity Opportunity Trust Dividend Ruler Series 2008B File #333-149464 Rule 497(j) Filing

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 18, 2008.

Very truly yours,
/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.

cc: Ms. Patricia Mengiste